                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended February 29, 2004

Total Return for the Six Months Ended February 29, 2004

Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) EAFE Index[1]	Lipper International Funds Index[2]
25.04%	24.57%	24.67%	25.31%	25.22%	23.04%

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance firgures, please visit morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

The six-month period ended February 29, 2004 was marked by strong performance from cyclical sectors such as technology and industrials. These sectors led the market during the first four months of the period as the global economic recovery continued to show momentum. This trend held until the final two months of the period, when more defensive sectors such as consumer staples, pharmaceuticals and energy improved performance and assumed leadership of the market.

Regional performance for the period varied. Commodity-based countries such as Canada, Australia and New Zealand performed well, supported by rising commodity prices and the falling U.S. dollar. European markets also demonstrated great strength during the period as the U.S. dollar fell against the Euro. By contrast, the U.K. market lagged its European peers thanks to the preponderance of underperforming defensive sectors in its composition. Japan was similarly weak, although this underperformance may have stemmed in part from profit-taking after the sharp rally in the third quarter of last year.

Performance Analysis

International Value Equity Fund performed in line with the MSCI EAFE Index and outperformed the Lipper International Funds Index for the six months ended February 29, 2004. Although these positions became a positive driver for the Fund in the final two months of the period, this improved performance was not enough to counter the negative net effect of performance early in the period. In addition, the Fund's emphasis on mid-to-large-cap companies limited its exposure to the strong gains of smaller-cap companies.

The Fund benefited from several stock selection decisions over the period. Although the Fund was underweighted in the outperforming financials sector relative to the MSCI EAFE Index over the period, stock selection in areas such as Japanese non-life insurance financials more than compensated for the underweight. Favorable stock selection in the telecommunications sector likewise played a positive role in performance, as the Fund had entered the period slightly overweighted and added to selective holdings over the period based on our bottom-up analysis of several key companies.

TOP 10 HOLDINGS
Unilever NV	3.3%
Nestle SA	2.8
Reed Elsevier PLC	2.7
Total S.A.	2.7
Fuji Photo Film Co., Ltd.	2.5
BP PLC	2.5
British American Tobacco PLC	2.4
Novartis AG	2.3
Royal Bank of Scotland Group PLC	2.3
Imperial Tobacco Group PLC	2.1

TOP 5 COUNTRIES
United Kingdom	33.0%
Japan	20.2
Switzerland	10.4
France	8.4
Netherlands	8.3

Data as of February 29, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buyor sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. A company will be considered located outside of the United States if it (a) is not organized under the laws of the United States, (b) does not have securities which are principally traded on a U.S. stock exchange, (c) does not derive at least 50% of its revenues from goods produced or sold, investments made, or services performed in the United States, or (d) does not maintain at least 50% of its assets in the United States.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended February 29, 2004

	Class A Shares* (since 04/26/01)		Class B Shares** (since 04/26/01)		Class C Shares† (since 04/26/01)		Class D Shares†† (since 04/26/01)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX
1 Year	49.99%	[3]	48.77%	[3]	48.96%	[3]	50.47%	[3]
	42.12	[4]	43.77	[4]	47.96	[4]	—
Since Inception	8.07	[3]	7.24	[3]	7.25	[3]	8.33	[3]
	6.04	[4]	6.31	[4]	7.25	[4]	—

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper International Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper International Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks and Preferred Stock (95.2%)
	Australia (2.1%)
	Financial Conglomerates
414,216	AMP Ltd.	$1,569,129
	Major Banks
163,662	National Australia Bank Ltd.	3,909,687
	Major Telecommunications
1,873,761	Telstra Corp., Ltd.	6,924,330
	Total Australia	12,403,146
	Austria (0.4%)
	Major Telecommunications
142,060	Telekom Austria AG*	2,067,094
	Belgium (0.5%)
	Financial Conglomerates
125,395	Fortis	2,916,234
	Denmark (0.4%)
	Food: Specialty/Candy
50,839	Danisco AS	2,513,366
	Finland (1.0%)
	Telecommunication Equipment
264,916	Nokia Oyj	5,833,416
	France (8.4%)
	Food: Major Diversified
35,453	Groupe Danone	6,212,596
	Integrated Oil
85,321	Total S.A.	15,665,192
	Major Banks
87,231	BNP Paribas S.A.	5,540,185
40,952	Societe Generale	3,654,599
		9,194,784
	Major Telecommunications
223,049	France Telecom S.A*	6,176,300
	Pharmaceuticals: Major
149,961	Aventis S.A.	11,537,759
	Total France	48,786,631
	Germany (1.9%)
	Electric Utilities
21,766	E. ON AG	1,478,904
	Major Telecommunications
207,584	Deutsche Telekom AG (Registered Shares)*	$4,078,355
	Motor Vehicles
5,419	Porsche AG (Pref.)	3,170,015
	Multi-Line Insurance
21,658	Muenchener Rueckver AG (Registered Shares)	2,538,722
	Total Germany	11,265,996
	Italy (4.1%)
	Integrated Oil
357,253	ENI SpA	7,036,716
	Major Banks
1,170,473	UniCredito Italiano SpA	6,198,544
	Major Telecommunications
4,692,274	Telecom Italia SpA – RNC*	10,461,260
	Total Italy	23,696,520
	Japan (20.2%)
	Advertising/Marketing Services
19,000	Asatsu – DK Inc.	478,480
	Broadcasting
533	Fuji Television Network, Inc.	2,337,976
	Commercial Printing/Forms
599,000	Dai Nippon Printing Co., Ltd.	9,325,092
	Computer Processing Hardware
424,513	Fujitsu Ltd.*	2,557,963
	Electric Utilities
173,000	Kansai Electric Power Co., Inc.	3,136,813
131,700	Tokyo Electric Power Co., Inc.	2,894,505
		6,031,318
	Electrical Products
98,000	Sumitomo Electric Industries, Ltd.	840,897
	Electronic Equipment/Instruments
151,000	Canon, Inc.	7,370,238
257,000	Konica Minolta Holdings, Inc.	2,951,264
		10,321,502

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances
467,000	Fuji Photo Film Co., Ltd.	$14,583,059
	Food Retail
92,900	Lawson, Inc.	3,215,769
	Gas Distributors
1,202,000	Tokyo Gas Co., Ltd.	4,468,974
	Home Building
268,000	Sekisui House, Ltd.	2,557,289
	Household/Personal Care
265,000	Kao Corp.	5,593,636
	Investment Banks/Brokers
273,000	Daiwa Securities Group Inc.	1,835,000
	Major Telecommunications
1,382	Nippon Telegraph & Telephone Corp. (NTT)	6,403,773
	Movies/Entertainment
23,400	Oriental Land Co. Ltd.	1,442,143
	Pharmaceuticals: Major
342,400	Sankyo Co., Ltd.	7,415,531
	Pharmaceuticals: Other
58,000	Shionogi & Co., Ltd.	1,018,718
246,000	Yamanouchi Pharmaceutical Co., Ltd.	8,245,055
		9,263,773
	Property – Casualty Insurers
455	Millea Holdings, Inc.	5,833,333
322,000	Mitsui Sumitomo Insurance Co., Ltd.	2,830,769
		8,664,102
	Railroads
470	Central Japan Railway Co.	4,071,612
	Real Estate Development
515,000	Mitsubishi Estate Co., Ltd.	5,998,901
	Recreational Products
23,900	Nintendo Co., Ltd.	2,298,077
	Semiconductors
30,100	Rohm Co., Ltd.	3,404,167
	Specialty Telecommunications
639	Vodafone Holdings K.K.	$1,468,764
	Tobacco
507	Japan Tobacco, Inc.	3,630,714
	Total Japan	118,208,512
	Netherlands (8.3%)
	Financial Conglomerates
254,230	ING Groep NV (Share Certificates)	6,249,055
	Food: Major Diversified
265,780	Unilever NV (Share Certificates)	19,369,820
	Food: Specialty/Candy
82,239	CSM NV	1,838,626
	Industrial Specialties
116,441	Akzo Nobel NV	4,507,025
	Integrated Oil
208,734	Royal Dutch Petroleum Co.	10,350,138
	Major Telecommunications
773,099	Koninklijke (Royal) KPN NV*	6,131,564
	Total Netherlands	48,446,228
	New Zealand (0.6%)
	Major Telecommunications
842,056	Telecom Corporation of New Zealand Ltd.	3,312,832
	South Korea (1.0%)
	Semiconductors
24,672	Samsung Electronics Co., Ltd. (GDR)	5,760,912
	Spain (1.4%)
	Major Telecommunications
490,047	Telefonica S.A.*	7,999,738
	Sweden (1.2%)
	Major Banks
96,886	ForeningsSparbanken AB	1,845,597
	Regional Banks
779,579	Nordea Bank AB	5,424,056
	Total Sweden	7,269,653

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Switzerland (10.4%)
	Chemicals: Agricultural
75,931	Syngenta AG	$5,292,689
	Chemicals: Specialty
33,170	Ciba Specialty Chemicals AG (Registered Shares)*	2,394,794
	Construction Materials
95,920	Holcim Ltd. (Regular Shares)	5,000,263
	Financial Conglomerates
106,298	UBS AG (Registered Shares)	7,851,174
	Food: Major Diversified
61,302	Nestle S.A. (Registered Shares)	16,257,259
	Major Banks
98,640	Credit Suisse Group	3,607,638
	Pharmaceuticals: Major
308,369	Novartis AG (Registered Shares)	13,658,364
63,622	Roche Holding AG	6,597,912
		20,256,276
	Total Switzerland	60,660,093
	Taiwan (0.3%)
	Major Telecommunications
114,313	Chunghwa Telecom Co., Ltd. (ADR)	1,879,306
	United Kingdom (33.0%)
	Aerospace & Defense
966,215	Rolls-Royce Group PLC	3,967,569
	Beverages: Alcoholic
1,043,343	Allied Domecq PLC	8,807,115
	Broadcasting
2,812,813	ITV PLC*	7,271,410
	Catalog/Specialty Distribution
342,227	GUS PLC	4,669,385
	Chemicals: Specialty
356,685	BOC Group PLC	6,194,827
	Construction Materials
133,375	RMC Group PLC	1,725,185
	Electric Utilities
814,715	National Grid Transco PLC	$6,554,069
	Financial Conglomerates
204,239	Lloyds TSB Group PLC	1,706,877
	Food: Specialty/Candy
1,059,394	Cadbury Schweppes PLC	8,779,474
	Household/Personal Care
206,741	Reckitt Benckiser PLC	5,425,502
	Integrated Oil
1,778,016	BP PLC	14,361,531
	Life/Health Insurance
374,264	HHG PLC (CDI)*	303,811
472,142	Prudential PLC	4,337,968
		4,641,779
	Major Banks
1,303,921	Barclays PLC	11,773,355
415,640	Royal Bank of Scotland Group PLC	13,219,497
		24,992,852
	Miscellaneous Commercial Services
1,925,525	Hays PLC	5,031,589
2,084,690	Rentokil Initial PLC	7,607,049
		12,638,638
	Other Metals/Minerals
809,350	BHP Billiton PLC	7,462,620
	Other Transportation
151,150	BAA PLC	1,481,138
	Pharmaceuticals: Major
465,903	GlaxoSmithKline PLC	9,748,305
	Publishing: Books/Magazines
1,703,088	Reed Elsevier PLC	15,758,969
	Pulp & Paper
353,063	Bunzl PLC	2,939,105
	Tobacco
920,606	British American Tobacco PLC	14,124,517
559,670	Imperial Tobacco Group PLC	12,107,193
		26,231,710

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Portfolio of Investments February 29, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Wholesale Distributors
394,089	Wolseley PLC	$5,983,838
	Wireless Telecommunications
4,647,000	Vodafone Group PLC	11,644,342
	Total United Kingdom	192,986,240
	Total Common Stocks and Preferred Stock (Cost $444, 693,162)	556,005,917

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (2.4%)
Repurchase Agreement
$14,024	Joint repurchase agreement account 1.04% due 03/01/04 (dated 02/27/04; proceeds $14,025,215) (a) (Cost $14,024,000)	14,024,000

Total Investments (Cost $458,717,162) (b)(c)	97.6%	570,029,917
Other Assets In Excess of Liabilities	2.4	13,929,464
Net Assets	100.0%	$583,959,381

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $19,494,153 in connection with open forward foreign currency contracts.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $112,581,853 and the aggregate gross unrealized depreciation is $1,269,098, resulting in net unrealized appreciation of $111,312,755.

Forward Foreign Currency Contracts Open at February 29, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ (DEPRECIATION)
	$385,372	EUR	308,598	03/01/04	$66
EUR	86,001		$107,415	03/01/04	—
GBP	206,004		$385,372	03/01/04	865
	$107,415	JPY	11,715,061	03/01/04	(135)
	$56,744	EUR	45,471	03/02/04	49
EUR	341,184		$424,159	03/02/04	(1,979)
GBP	30,475		$56,744	03/02/04	(137)
	$424,159	JPY	46,363,427	03/02/04	414
JPY	2,100,000,000	EUR	15,642,458	05/17/04	213,948
Net unrealized appreciation					$213,091

Currency Abbreviations:

GBP	British Pound.

EUR	Euro.

JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Summary of Investments February 29, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS
Advertising/Marketing Services	$478,480	0.1%
Aerospace & Defense	3,967,569	0.7
Beverages: Alcoholic	8,807,115	1.5
Broadcasting	9,609,386	1.7
Catalog/Specialty Distribution	4,669,385	0.8
Chemicals: Agricultural	5,292,689	0.9
Chemicals: Specialty	8,589,621	1.5
Commercial Printing/Forms	9,325,092	1.6
Computer Processing Hardware	2,557,963	0.4
Construction Materials	6,725,448	1.1
Electric Utilities	14,064,291	2.4
Electrical Products	840,897	0.1
Electronic Equipment/Instruments	10,321,502	1.8
Electronics/Appliances	14,583,059	2.5
Financial Conglomerates	20,292,469	3.5
Food Retail	3,215,769	0.5
Food: Major Diversified	41,839,675	7.2
Food: Specialty/Candy	13,131,466	2.2
Gas Distributors	4,468,974	0.8
Home Building	2,557,289	0.4
Household/Personal Care	11,019,138	1.9
Industrial Specialties	4,507,025	0.8
Integrated Oil	47,413,577	8.1
Investment Banks/Brokers	1,835,000	0.3
Life/Health Insurance	4,641,779	0.8
Major Banks	49,749,102	8.5
Major Telecommunications	55,434,552	9.5
Miscellaneous Commercial Services	12,638,638	2.2
Motor Vehicles	3,170,015	0.5
Movies/Entertainment	1,442,143	0.3
Multi-Line Insurance	2,538,722	0.4
Other Metals/Minerals	7,462,620	1.3
Other Transportation	1,481,138	0.2
Pharmaceuticals: Major	48,957,871	8.4
Pharmaceuticals: Other	9,263,773	1.6
Property – Casualty Insurers	$8,664,102	1.5%
Publishing: Books/Magazines	15,758,969	2.7
Pulp & Paper	2,939,105	0.5
Railroads	4,071,612	0.7
Real Estate Development	5,998,901	1.0
Recreational Products	2,298,077	0.4
Regional Banks	5,424,056	0.9
Repurchase Agreement	14,024,000	2.4
Semiconductors	9,165,079	1.6
Specialty Telecommunications	1,468,764	0.3
Telecommunication Equipment	5,833,416	1.0
Tobacco	29,862,424	5.1
Wholesale Distributors	5,983,838	1.0
Wireless Telecommunications	11,644,342	2.0
	$570,029,917	97.6%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS
Common Stocks	$552,835,902	94.7%
Preferred Stock	3,170,015	0.5
Short-Term Investment	14,024,000	2.4
	$570,029,917	97.6%

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements

Statement of Assets and Liabilities

February 29, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $458,717,162)	$570,029,917
Unrealized appreciation on open forward foreign currency contracts	213,091
Cash (including $13,795,368 in foreign currency)	13,795,863
Receivable for:
Shares of beneficial interest sold	2,862,532
Investments sold	2,836,414
Dividends	617,536
Foreign withholding taxes reclaimed	431,682
Prepaid expenses and other assets	89,954
Total Assets	590,876,989
Liabilities:
Payable for:
Investments purchased	5,582,404
Shares of beneficial interest redeemed	526,412
Investment management fee	470,444
Distribution fee	198,410
Accrued expenses and other payables	139,938
Total Liabilities	6,917,608
Net Assets	$583,959,381
Composition of Net Assets:
Paid-in-capital	$467,448,872
Net unrealized appreciation	111,353,800
Accumulated net investment loss	(912,786)
Accumulated net realized gain	6,069,495
Net Assets	$583,959,381
Class A Shares:
Net Assets	$19,905,238
Shares Outstanding (unlimited authorized, $.01 par value)	1,644,877
Net Asset Value Per Share	$12.10
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.77
Class B Shares:
Net Assets	$198,449,890
Shares Outstanding (unlimited authorized, $.01 par value)	16,484,256
Net Asset Value Per Share	$12.04
Class C Shares:
Net Assets	$42,665,567
Shares Outstanding (unlimited authorized, $.01 par value)	3,553,640
Net Asset Value Per Share	$12.01
Class D Shares:
Net Assets	$322,938,686
Shares Outstanding (unlimited authorized, $.01 par value)	26,678,108
Net Asset Value Per Share	$12.11

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Operations

For the six months ended February 29, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $343,106 foreign withholding tax)	$3,008,469
Interest	98,335
Total Income	3,106,804
Expenses
Investment management fee	2,484,598
Distribution fee (Class A shares)	19,514
Distribution fee (Class B shares)	856,613
Distribution fee (Class C shares)	176,748
Transfer agent fees and expenses	418,931
Custodian fees	108,636
Registration fees	52,064
Professional fees	43,079
Shareholder reports and notices	40,669
Trustees' fees and expenses	2,198
Other	11,273
Total Expenses	4,214,323
Net Investment Loss	(1,107,519)
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	21,397,117
Foreign exchange transactions	387,064
Net Realized Gain	21,784,181
Net Change in Unrealized Appreciation/Depreciation on:
Investments	87,042,142
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	1,389,828
Net Appreciation	88,431,970
Net Gain	110,216,151
Net Increase	$109,108,632

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004	FOR THE YEAR ENDED AUGUST 31, 2003
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(1,107,519)	$2,209,062
Net realized gain (loss)	21,784,181	(4,903,637)
Net change in unrealized appreciation	88,431,970	33,477,840
Net Increase	109,108,632	30,783,265
Dividends to Shareholders from Net Investment Income:
Class A shares	(192,836)	(66,893)
Class B shares	(813,512)	(102,829)
Class C shares	(216,411)	(47,743)
Class D shares	(4,302,257)	(1,176,635)
Total Dividends	(5,525,016)	(1,394,100)
Net increase from transactions in shares of beneficial interest	68,036,285	130,604,410
Net Increase	171,619,901	159,993,575
Net Assets:
Beginning of period	412,339,480	252,345,905
End of Period (Including an accumulated net investment loss of $912,786 and accumulated undistributed investment income of $5,719,749, respectively)	$583,959,381	$412,339,480

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley International Value Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities, including depository receipts and securities convertible into common stock, of companies located outside of the United States. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited) continued

of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting For Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited) continued

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management and Sub Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,118,069 for the six months ended February 29, 2004.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,916,131 at February 29, 2004.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $188,895 and $1,743, respectively and received $95,006 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004 aggregated $168,577,371, and $112,669,183, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 29, 2004 investments in securities of issuers in the United Kingdom were 33.0% of the Fund's net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in this region.

At February 29, 2004 the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited) continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED AUGUST 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	745,711	$8,265,935	7,815,592	$73,357,894
Reinvestment of dividends	14,970	168,115	6,532	57,093
Redeemed	(1,139,064)	(11,762,984)	(6,807,908)	(64,466,822)
Net increase (decrease) – Class A	(378,383)	(3,328,934)	1,014,216	8,948,165
CLASS B SHARES
Sold	3,182,013	35,155,560	4,376,290	38,333,996
Reinvestment of dividends	64,267	719,145	10,636	92,543
Redeemed	(1,741,351)	(19,207,753)	(5,082,826)	(44,130,517)
Net increase (decrease) – Class B	1,504,929	16,666,952	(695,900)	(5,703,978)
CLASS C SHARES
Sold	833,856	9,162,450	1,601,607	13,774,538
Reinvestment of dividends	17,791	198,545	5,021	43,632
Redeemed	(244,503)	(2,669,251)	(1,281,761)	(10,945,201)
Net increase – Class C	607,144	6,691,744	324,867	2,872,969
CLASS D SHARES
Sold	6,298,839	69,298,189	20,304,374	179,785,600
Reinvestment of dividends	316,234	3,551,312	106,487	930,697
Redeemed	(2,211,963)	(24,842,978)	(6,357,467)	(56,229,043)
Net increase – Class D	4,403,110	48,006,523	14,053,394	124,487,254
Net increase in Fund	6,136,800	$68,036,285	14,696,577	$130,604,410

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley International Value Equity Fund

Notes to Financial Statements February 29, 2004 (unaudited) continued

As of August 31, 2003, the Fund had a net capital loss carryforward of $5,215,772 of which $2,443,651 will expire on August 31, 2010, and $2,772,121 will expire on August 21, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open forward foreign currency exchange contracts.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley International Value Equity Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.80		$9.21	$9.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.01)		0.09	0.03	0.03
Net realized and unrealized gain (loss)	2.45		0.57	(0.33)	(0.43)
Total income (loss) from investment operations	2.44		0.66	(0.30)	(0.40)
Less dividends from net investment income	(0.14)		(0.07)	(0.09)	—
Net asset value, end of period	$12.10		$9.80	$9.21	$9.60
Total Return†	25.04	%(1)	7.12%	(3.03)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.52	%(2)	1.59%	1.70%	1.88	%(2)
Net investment income (loss)	(0.27)	% (2)	1.02%	0.47%	0.87	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$19,905		$19,827	$9,297	$9,013
Portfolio turnover rate	24	%(1)	32%	52%	13	%(1)

*	Commencement of operations.
‡	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
†	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.71		$9.14	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.06)		0.01	(0.03)	0.00
Net realized and unrealized gain (loss)	2.44		0.57	(0.33)	(0.43)
Total income (loss) from investment operations	2.38		0.58	(0.36)	(0.43)
Less dividends from net investment income	(0.05)		(0.01)	(0.07)	—
Net asset value, end of period	$12.04		$9.71	$9.14	$9.57
Total Return†	24.57	%(1)	6.32%	(3.74)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.27	%(2)	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(1.02)	% (2)	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$198,450		$145,382	$143,200	$114,541
Portfolio turnover rate	24	%(1)	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.69		$9.13	$9.57	$10.00
Income (loss) from investment operations:
Net investment income (loss)‡	(0.06)		0.02	(0.03)	0.00
Net realized and unrealized gain (loss)	2.45		0.56	(0.34)	(0.43)
Total income (loss) from investment operations	2.39		0.58	(0.37)	(0.43)
Less dividends from net investment income	(0.07)		(0.02)	(0.07)	—
Net asset value, end of period	$12.01		$9.69	$9.13	$9.57
Total Return†	24.67	%(1)	6.24%	(3.73)%	(4.30)	% (1)
Ratios to Average Net Assets(3):
Expenses	2.27	%(2)	2.36%	2.45%	2.63	%(2)
Net investment income (loss)	(1.02)	% (2)	0.25%	(0.28)%	0.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$42,666		$28,556	$23,946	$15,558
Portfolio turnover rate	24	%(1)	32%	52%	13	%(1)

*	Commencement of operations.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004		FOR THE YEAR ENDED AUGUST 31, 2003	FOR THE YEAR ENDED AUGUST 31, 2002	FOR THE PERIOD APRIL 26, 2001* THROUGH AUGUST 31, 2001
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.81		$9.23	$9.60	$10.00
Income (loss) from investment operations:
Net investment income‡	(0.00)		0.12	0.10	0.04
Net realized and unrealized gain (loss)	2.47		0.55	(0.37)	(0.44)
Total income (loss) from investment operations	2.47		0.67	(0.27)	(0.40)
Less dividends from net investment income	(0.17)		(0.09)	(0.10)	—
Net asset value, end of period	$12.11		$9.81	$9.23	$9.60
Total Return†	25.31	%(1)	7.39%	(2.82)%	(4.00)	% (1)
Ratios to Average Net Assets(3):
Expenses	1.27	%(2)	1.36%	1.45%	1.63	%(2)
Net investment income (loss)	(0.02)	% (2)	1.25%	0.72%	1.12	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$322,939		$218,574	$75,903	$12,128
Portfolio turnover rate	24	%(1)	32%	52%	13	%(1)

*	Commencement of operations.
†	Calculated based on the net asset value as of the last business day of the period.
‡	The per share amounts were computed using an average number of shares outstanding during the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Sub-Advisor

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

39906RPT-RA04-00028P-AO2/04	MORGAN STANLEY FUNDS
Morgan Stanley International Value Equity Fund Semiannual Report February 29, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 20, 2004

                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley International
     Value Equity Fund;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: April 20, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 20, 2004                              /s/ Ronald E. Robison
                                                  ---------------------------
                                                  Ronald E. Robison
                                                  Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley International Value Equity Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended February 29, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: April 20, 2004                                 /s/ Francis Smith
                                                     ----------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley International Value Equity Fund and will be retained by Morgan Stanley International Value Equity Fund and furnished to the
Securities and Exchange Commission or its staff upon request.

                                       9